Leases - Schedule of Minimum Lease Payments Under the Terms of the Leases (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Leases, 2021		$ 320,800
Operating Leases, 2022		303,000
Operating Leases, 2023		196,800
Operating Leases, 2024		113,900
Operating Leases, 2025
Operating Leases, Total Lease payments		934,500
Operating Leases, Less Amount discount/Interest		(92,800)
Operating lease	$ 775,600	841,700	$ 1,115,500
Finance Leases, 2021		397,100
Finance Leases, 2022		269,400
Finance Leases, 2023		264,500
Finance Leases, 2024		161,300
Finance Leases, 2025
Finance Leases, Total Lease payments		1,093,300
Finance Leases, Less Amount discount/Interest		(93,900)
Finance Leases	$ 898,100	999,400	$ 520,700
2021		717,900
2022		572,400
2023		461,300
2024		276,200
2025
Total Lease payments		2,027,800
Less Amount discount/Interest		(186,700)
Total lease		$ 1,841,100